Financial Instruments and Risk Management - Fair Value Hierarchy (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments and Risk Management
Balance, at fair value	$ (20)	$ (65)
Accounts receivables
Financial Instruments and Risk Management
Financial assets, at fair value	65	143
Accounts payable
Financial Instruments and Risk Management
Financial liabilities, at fair value	(85)	(208)
Level 1
Financial Instruments and Risk Management
Balance, at fair value	(10)	(49)
Level 1 | Accounts receivables
Financial Instruments and Risk Management
Financial assets, at fair value	41	36
Level 1 | Accounts payable
Financial Instruments and Risk Management
Financial liabilities, at fair value	(51)	(85)
Level 2
Financial Instruments and Risk Management
Balance, at fair value	(10)	(16)
Level 2 | Accounts receivables
Financial Instruments and Risk Management
Financial assets, at fair value	24	107
Level 2 | Accounts payable
Financial Instruments and Risk Management
Financial liabilities, at fair value	$ (34)	$ (123)